Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000012164 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VWELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Wellington™ Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended November 30, 2024, the Fund underperformed its composite benchmark, a mix of 65% U.S. stocks and 35% U.S. bonds that reflects the Fund’s target asset allocation.
  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.
  The stock portion of the Fund’s portfolio underperformed the Standard & Poor’s 500 Index by more than 4 percentage points. Stock selection in the information technology, consumer staples, health care, and industrial sectors accounted for most of this underperformance. Selection in the financial and communication services sectors helped results.
  The bond portion outperformed the Bloomberg U.S. Credit A or Better Bond Index. Security selection within the Fund, particularly among investment-grade issues, helped bolster relative returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2014, Through November 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	21.47%	9.00%	8.53%
Wellington Composite Index	24.15%	10.40%	9.52%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
Dow Jones U.S. Total Stock Market Float Adjusted Index	34.56%	15.13%	12.82%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 115,968,000,000
Holdings Count | Holding	1,526
Advisory Fees Paid, Amount	$ 75,292,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of November 30, 2024)
Fund Net Assets (in millions)	$115,968
Number of Portfolio Holdings	1,526
Portfolio Turnover Rate	61%
Total Investment Advisory Fees (in thousands)	$75,292

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of November 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	1.3%
Common Stocks	65.9%
Corporate Bonds	21.2%
Sovereign Bonds	0.5%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.1%
Other Assets and Liabilities—Net	1.6%

C000012163 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VWENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Wellington™ Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended November 30, 2024, the Fund underperformed its composite benchmark, a mix of 65% U.S. stocks and 35% U.S. bonds that reflects the Fund’s target asset allocation.
  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.
  The stock portion of the Fund’s portfolio underperformed the Standard & Poor’s 500 Index by more than 4 percentage points. Stock selection in the information technology, consumer staples, health care, and industrial sectors accounted for most of this underperformance. Selection in the financial and communication services sectors helped results.
  The bond portion outperformed the Bloomberg U.S. Credit A or Better Bond Index. Security selection within the Fund, particularly among investment-grade issues, helped bolster relative returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2014, Through November 30, 2024
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	21.55%	9.08%	8.62%
Wellington Composite Index	24.15%	10.40%	9.52%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.52%
Dow Jones U.S. Total Stock Market Float Adjusted Index	34.56%	15.13%	12.82%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 115,968,000,000
Holdings Count | Holding	1,526
Advisory Fees Paid, Amount	$ 75,292,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of November 30, 2024)
Fund Net Assets (in millions)	$115,968
Number of Portfolio Holdings	1,526
Portfolio Turnover Rate	61%
Total Investment Advisory Fees (in thousands)	$75,292

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of November 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	1.3%
Common Stocks	65.9%
Corporate Bonds	21.2%
Sovereign Bonds	0.5%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.1%
Other Assets and Liabilities—Net	1.6%